Financial Guarantees and Residual Value Guarantees - Activity on Financial Guarantees and Residual Guarantees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	$ 152.1	$ 156.8	$ 210.8
Additions			4.9
Interest Additions	0.6	1.5	2.0
Disposals	(15.7)	(17.2)	(40.8)
Market value	4.2	16.5	(13.3)
Guarantee amortization	(0.9)	(5.5)	(6.8)
Liabilities held for sale	(140.3)
Ending balance		152.1	156.8
Financial guarantee [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	11.6	17.1	22.7
Additions			1.2
Guarantee amortization	(0.9)	(5.5)	(6.8)
Liabilities held for sale	(10.7)
Ending balance		11.6	17.1
Financial guarantee of residual value [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	125.4	108.9	122.2
Market value	4.2	16.5	(13.3)
Liabilities held for sale	(129.6)
Ending balance		125.4	108.9
Accounts payable [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	15.1	30.8	65.9
Additions			3.7
Interest Additions	0.6	1.5	2.0
Disposals	$ (15.7)	(17.2)	(40.8)
Ending balance		$ 15.1	$ 30.8